Convertible Notes Payable (Details Narrative 7) (USD $)				0 Months Ended			9 Months Ended						0 Months Ended	9 Months Ended				0 Months Ended	6 Months Ended		1 Months Ended	9 Months Ended
	Sep. 30, 2012	Feb. 27, 2012	Dec. 31, 2011	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Mar. 22, 2012 September2011NotesMember	Jun. 30, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants	Feb. 24, 2012 February 2012 Warrants	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants	Sep. 30, 2012 March 2011Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants	Sep. 30, 2012 January 2012 Warrants
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000	$ 250,000	$ 2,250,000	$ 455,274		$ 1,000,000		$ 1,700,000	$ 200,000	$ 500,000
Notes payable, Conversion price (in dollars per share)				$ 1.50		$ 0.20		$ 1.50	$ 0.20
Prohibition to conversion of Note Payable				A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.		A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

														A conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.
Aggregate amount interest					129,000	580,768								2,921,172
Number of warrants purchased		1,000,000												11,500,000	3,500,000	3,000,000	8,500,000	2,250,000		2,250,000	200,000			500,000
Expiration period													10 years	10 years					10 years		5 years	5 years	5 years
Exercise price (in dollars per share)		0.60												0.2		0.40	0.40			0.4	0.6	0.6		1	0.5
Warrants fair value														5,221,172				1,036,042		1,036,042
Beneficial conversion feature																		$ 580,768